Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenues	$ 522,701	$ 437,885
Cost of revenues	370,927	321,732
Gross margin	151,774	116,153
Operating expenses
Selling, general and administrative expenses	126,522	98,838
Business acquisition, integration and reorganization costs	18,079	11,617
Depreciation	6,536	5,435
Amortization of intangibles	27,497	14,285
Foreign exchange loss (gain)	159	(26)
Operating expense	178,793	130,149
Operating loss	(27,019)	(13,996)
Net financial expenses	9,335	4,579
Profit (loss) before tax	(36,354)	(18,575)
Income tax expense (recovery)
Current tax relating to items credited (charged) directly to equity	569	(20)
Deferred tax relating to items credited (charged) directly to equity	(6,826)	(3,007)
Total tax expense (income)	(6,257)	(3,027)
Net loss	(30,097)	(15,548)
Cumulative translation adjustment on consolidation of foreign subsidiaries	5,557	(439)
Other comprehensive income	5,557	(439)
Total comprehensive income (loss)	$ (24,540)	$ (15,987)
Basic earnings (loss) per share (in CAD per share)	$ (0.32)	$ (0.18)
Diluted earnings (loss) per share (in CAD per share)	$ (0.32)	$ (0.18)